Summary of Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Product Information [Line Items]
Accounts receivables due	30 days		30 days
Advertising costs	$ 252,286	$ 137,931	$ 309,003	$ 259,920
Loss on disposal of equipment	$ 29,732
Unrecognized Tax Benefits			$ 0	$ 0
Property, Plant and Equipment [Member] | Minimum [Member]
Product Information [Line Items]
Useful lives			5
Property, Plant and Equipment [Member] | Maximum [Member]
Product Information [Line Items]
Useful lives			7
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk	33.00%	31.00%	45.00%	38.00%
Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk	15.00%	14.00%